Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings per Common Share
Diluted earnings per common share ("EPS") was calculated using the treasury stock method for options.

	2020			2019
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares	EPS	Shareholders	Shares	EPS
	($ millions)	(# millions)	($)	($ millions)	(# millions)	($)
Basic EPS	$1,209	464.8	$2.60	$1,655	436.8	$3.79
Potential dilutive effect of stock options	—	0.6	—	—	0.7	—
Diluted EPS	$1,209	465.4	$2.60	$1,655	437.5	$3.78